Leases (Details) - Schedule of supplemental balance sheet information related to operating lease - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Schedule of Supplemental Balance Sheet Information Related to Operating Lease [Abstract]
Right-of-use assets	$ 750	$ 1,298
Lease liabilities current	208	291
Lease liabilities non-current	471	1,127
Total operating lease liabilities	$ 679	$ 1,418